FINANCING RECEIVABLE (Schedule of Aging of loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used car financing	$ 129,026	$ 277,737
Financing for installment sales	2,177	11,529
Other financing	1,306	27,775
Financing receivable	132,509	317,041
0-90 days aging [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used car financing	121,653	275,007
Financing for installment sales	229	4,712
Other financing	138	23,734
Financing receivable	122,020	303,453
Over 90 days aging [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used car financing	7,373	2,730
Financing for installment sales	1,948	6,817
Other financing	1,168	4,041
Financing receivable	$ 10,489	$ 13,588